Loss per share	12 Months Ended
Dec. 31, 2025
Net loss per share attributable to ordinary shareholders
Loss per share

14	Loss per share

The following table sets forth the computation of basic and diluted loss per share attributable to ordinary shareholders for the year ended December 31, 2025, 2024 and 2023 (in thousands):

	Year Ended December 31,
	2023	2024	2025	2025
	S$’000	S$’000	S$’000	US$’000

Net loss and total comprehensive loss	(12,986)	(18,447)	(17,788)	(13,834)
Add: Loss attributable to non-controlling interest	42	25	(246)	(191)
Loss for the period attributable to ordinary shareholders	(12,944)	(18,422)	(18,034)	(14,025)

Basic weighted-average Ordinary Shares outstanding	13,007	21,260	44,799	44,799

Basic and diluted loss per share attributable to ordinary shareholders	(1.00)	(0.87)	(0.40)	(0.31)

The following weighted-average effects of potentially dilutive convertible loan from third parties were excluded from the computation of diluted loss per Ordinary Shares because their effects would have been antidilutive for the year ended December 31, 2025, 2024 and 2023 (in thousand):

	December 31, 2023	December 31, 2024	December 31, 2025

Convertible shares for loan from third parties	68	-	-